Financial instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments
Financial instruments

3.	Summary of significant accounting policies

3.1	Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(a)	Initial recognition

Financial assets or liabilities, except for “Loans and advances to clients” and “Time and Demand deposits” are recognized when the Group becomes a party to the contractual provisions of the instrument, which generally occurs on the trade date.

Loans and advances to clients are recognized when cash is transferred to borrowers.

Time and demand deposits are recognized when clients transfer funds to the Agibank Group.

Initial measurement of financial instruments

Financial instruments are initially measured at their fair value and, except in the case of financial assets or liabilities recorded at fair value through profit or loss, the costs attributable to the transaction are added to, or subtracted from, this value.

(b)	Classification and measurement of financial instruments

Financial Instruments, based on the business model used by the Group in managing its instruments and the SPPI (solely payments of principal and interest) Test, are measured: (i) at amortized cost, (ii) at fair value through other comprehensive income (FVTOCI); or (iii) at fair value through profit or loss (FVTPL).

▪	Business model

The group classifies its financial assets based on the business model used to manage these assets and their contractual terms, being measured (i) at amortized cost, (ii) at fair value through other comprehensive income and (iii) at fair value through profit or loss.

The Group classifies and measures its trading portfolio and derivatives at fair value through profit or loss. The Group may designate instruments at fair value through profit or loss if, by doing so, it eliminates and significantly reduces measurement and recognition inconsistencies.

Financial liabilities are generally measured at amortized cost, except for derivative liabilities, financial liabilities held for trading, or when the fair value option is applied, which are measured at fair value through profit or loss.

▪	SPPI Test (Solely Payments of Principal and Interest)

Additionally in the classification process, the Group assesses the contractual terms of financial assets to verify if they have cash flows that represent only payments of principal and interest, meeting the criteria of the SPPI test.

“Principal”, for this test, is defined as the fair value of the financial asset at initial recognition and which may change over its lifetime (for example, if there are payments of principal).

The most significant elements of interest in a basic loan agreement are consideration for the time value of money and credit risk. To apply the SPPI test, the Group makes judgments and considers certain relevant factors, such as the currency in which the financial asset is denominated and the period for which the interest rate is defined.

In contrast, contractual terms that introduce a material exposure to volatility risks in contractual cash flows that are not related to a basic loan agreement do not give rise to cash flows that represent only payments of principal and interest. In these cases, the financial asset is measured at fair value through profit or loss.

Financial instruments at amortized cost

A financial asset that is not designated at fair value through profit or loss upon initial recognition, is measured at amortized cost if both of the following conditions are met:

▪	It is maintained within a business model whose objective is to hold assets to obtain contractual cash flow; and
▪	The contractual terms of the financial asset represent contractual cash flows that represent solely payments of principal and interest.

Financial liabilities are classified as subsequently measured at amortized cost, except for financial liabilities at fair value through profit or loss.

Amortized cost is the amount at which a financial asset or financial liability is measured on initial recognition minus the principal repayments plus or minus the accumulated amortization using the effective interest rate method, adjusted for any provision for expected credit losses and/or transaction costs, premiums or discounts.

The effective interest rate is the rate that discounts the estimated future cash payments or receipts over the expected life of the financial asset or financial liability to the gross carrying amount of a financial asset (i.e. its amortized cost before any provision for impairment) or the amortized cost of a financial liability. The calculation does not consider expected credit losses, and includes transaction costs, premiums or discounts and fees or costs, such as origination fees.

Interest income on financial assets measured at amortized cost is included in “Net interest income” using the effective interest rate method.

Financial Instruments Measured at Fair Value Through Profit or Loss (FVTPL)

Items at fair value through profit or loss comprise items held for trading and items irrevocably designated at fair value through profit or loss on initial recognition. A financial asset or liability may be irrevocably designated, as measured at fair value through profit or loss, if it eliminates or significantly reduces a measurement or recognition inconsistency (accounting mismatch) that may result from the measurement of assets or liabilities or the recognition of gains and losses on those assets and liabilities in a different approach. Furthermore, in accordance with IFRS 9, debt instruments whose contractual cash flows do not represent solely payments of principal and interest (SPPI) are required to be measured at fair value through profit or loss.

Financial instruments measured at fair value through profit or loss are initially recognized at fair value, with transaction-related costs recognized in profit or loss when incurred. Subsequently, these instruments are measured at fair value and any gains or losses are recognized in profit or loss as they are determined.

When a financial asset is measured at fair value, a credit valuation adjustment is included to reflect the credit quality of the counterparty, representing changes in fair value attributable to credit risk.

When financial liability is designated at fair value through profit or loss, the change in fair value attributable to changes in the Group's credit quality is presented in other comprehensive income.

Derivative financial instruments are measured at FVTPL and recorded as financial assets when their fair value is positive and as financial liabilities when their fair value is negative. Derivatives that have guarantees and that are settled daily at their net value through a settlement chamber (for example, futures transactions) are recorded at the amount pending settlement overnight.

As of December 31, 2025, 2024 and 2023, the Group had no financial assets or liabilities irrevocably designated as measured at fair value through profit or loss.

Financial Instruments Measured at Fair Value Through Other Comprehensive Income (FVTOCI) - Debt instruments

Debt instruments are instruments that meet the definition of financial liability from the perspective of the issuer, such as loans, government, and private securities. The classification and subsequent measurement of debt instruments depend on the business model to manage the asset and the cash flow characteristics of the asset.

Investments in debt instruments are measured at FVTOCI as follows:

▪	When they have contractual terms that originate cash flows on specific dates, which represent only payments of principal and interest on the outstanding principal balance; and
▪	When they are maintained in a business model whose objective is achieved both by obtaining contractual cash flows and by selling them.

These debt instruments are initially recognized at fair value plus directly attributed transaction costs and subsequently measured at fair value. Gains and losses arising from changes in fair value are recorded in other comprehensive income. The result of impairment losses, interest income and foreign exchange gains and losses is recorded in income. Upon settlement of the debt instrument, gains or losses accumulated in other comprehensive income are reclassified to income. The impairment is measured based on the three-year model expected loss stages.

(c)	Fair value hierarchy

Financial instruments are measured according to the measurement hierarchy of the fair value described below:

▪	Level 1: Quoted (unadjusted) market prices in active markets for assets or identical liabilities. They include public securities, shares of listed companies, long/sell, futures and investment fund shares with immediate liquidity.
▪	Level 2: Evaluation techniques for which the lowest level of information and measurement of fair value is directly or indirectly observable. They include over-the-counter derivatives and investment fund quotas without immediate liquidity.
▪	Level 3: Evaluation techniques for which the lowest level of information and measurement of fair value is not available.

The distribution of financial instruments measured at fair value, and the fair value disclosure of financial instruments measured at amortized cost in the hierarchy of measurement is disclosed in notes 6.1, 6.2 and 6.3.

(d)	Reclassification of financial instruments

The Group only reclassifies its financial assets after initial recognition, in circumstances in which it acquires, sells or closes a line of business. In such cases, the reclassification takes place from the beginning of the first reporting period after the change. These changes are expected to be infrequent.

The Group did not reclassify any financial assets or liabilities during the years ended December 31, 2025, 2024 and 2023.

(e)	Derecognition of financial assets and liabilities

Derecognition of financial assets

Financial assets, or a portion thereof, are derecognized when contractual rights to receive the cash flows of the assets have expired or have become uncollectable, or if they have been transferred to third parties, and (i) the Group transfers substantially all the risks and benefits of the property, or (ii) the Group has neither transferred nor substantially retained all the risks and benefits of the asset, but has transferred control of the asset.

The financial asset is also derecognized when overdue by more than 360 days.

Derecognition of financial liabilities

Financial liability is derecognized when the obligation related to that liability is forgiven, cancelled, or expired.

Derecognition due to substantial changes in contractual terms and conditions

The Group derecognizes a financial asset, or a financial liability, when its terms and conditions are renegotiated at such an extension that results in substantially different cash flows. Such exchange or modification is treated as derecognition of the original financial instrument and recognition of a new transaction, with any differences being recognized in the Income Statement, as gains or losses of derecognition.

A newly recognized Financial Asset is classified in Stage 1 for the purpose of measuring its expected losses, unless it is a purchased or originated credit-impaired financial asset.

If the renegotiation does not result in substantially different cash flows, the modification does not lead to a derecognition of the operation.

(f)	Credit risk management and allowance for expected credit losses

Overview of the principles used in determining expected losses

The Group accounts for the allowance for expected loss (EL) for its debt instruments and loans to clients not measured at FVTPL and for the Credit Limits Granted and Not Used, which in this section will all be considered as "financial instruments". Equity instruments are not subject to Allowance for Expected Losses in accordance with IFRS 9.

The allowance is based on the expectation of credit losses arising over the asset life (expected lifetime loss, or “Lifetime EL”), unless there has been no significant increase in credit risk since its origination, in which case the allowance is based on a 12-month loss expectation (“12-month EL”). The 12-month EL represents the expected losses from events of default, the occurrence of which is possible within 12 months from the reporting period.

The Group has established a policy to assess at the end of each reporting period whether the credit risk of a financial instrument has significantly increased since its initial recognition, considering the change in default risk that occurs over the remaining life of the Financial Instrument. Based on the process, the Group distributes its financial instruments in stages, as described below:

▪	Stage 1: when financial instruments are initially recognized, the Group recognizes a 12-month EL-based provision. Stage 1 also includes operations that have improved their credit risks and that have been reclassified to Stage 2.
▪	Stage 2: when a financial instrument presented a significant increase in credit risk since its origination, the Group registers a provision for Lifetime EL. In stage 2 operations are also included that have improved their credit risks and that have been reclassified from Stage 3.
▪	Stage 3: financial instruments considered to have recovery problems. The Group registers a provision for Lifetime EL.

Recoveries of amounts related to previously written-off loan receivables are recognized in the loan portfolio in the statement of financial position with a corresponding credit recognized as “Recoveries” in “Expected credit losses” (ECL) in the statement of income (see Note 6.4). Concurrently, as recovered loans are initially classified as stage 3, a corresponding increase in the Allowance for expected loss in the statement of financial position is recognized in an amount equal to the re-established loan receivable, resulting in a net zero impact on profit or loss.

As a result of this accounting treatment, the impact of recoveries of previously written-off loans and the corresponding increase in expected credit loss provision are presented in the statement of income within the same line-item as the other components of the expected credit losses expense

In accordance with IFRS 7.35F(a), the Group evaluates at each reporting date whether the credit risk of a financial instrument has increased significantly since initial recognition (“SICR”). This assessment combines quantitative indicators, qualitative factors, delinquency backstops, and forward-looking macroeconomic information.

Quantitative assessment

The Group compares the lifetime Probability of Default (‘PD’) at the reporting date with the PD measured at origination (‘PD origination’), which is recorded at initial recognition and remains fixed throughout the life of the instrument. The current PD is recalculated monthly. A significant increase in credit risk is deemed to have occurred when deterioration in the PD exceeds statistically calibrated thresholds derived from backtesting, sensitivity analyses and model performance reviews, as follows:

•	PD origination ≤ 5% → SICR if current PD increases by more than 5 percentage points;
•	PD origination > 5% and ≤ 20% → SICR if current PD doubles relative to PD origination;
•	PD origination > 20% → SICR if current PD increases by more than 20 percentage points.

These criteria were validated across all homogeneous risk groups and reflect statistically significant credit deterioration.

Qualitative assessment

The Group also considers qualitative indicators of deterioration, including restructuring with economic concessions, adverse payment behavior, or changes in the customer’s financial condition. Renegotiations do not automatically trigger SICR, but the resulting behavioral risk typically increases PD and may lead to Stage 2 classification when thresholds are met.

30-day past-due presumption

Consistent with IFRS 9.5.5.11, all exposures more than 30 days past due are classified in Stage 2. The Group does not apply rebuttal to this presumption, as historical data demonstrates materially higher default rates for these cases.

Definition of default (Stage 3 criterion)

Default is presumed at more than 90 days past due, or earlier when objective evidence of unlikeliness to pay exists, including customer death without recoverable guarantor, adverse judicial decisions that restrict collection (under Brazilian judicial procedures, certain court orders may limit or suspend recovery actions), or restructuring involving concessions that indicate inability to pay.

Forward-looking information

Forward-looking macroeconomic information is incorporated using historical series obtained from official sources, primarily the Central Bank of Brazil. Variables considered include inflation indices such as “IPCA” and “INPC” (widely used Brazilian consumer price inflation benchmarks), unemployment rates, interest rate conditions, and credit indicators relevant to specific products (e.g., payroll-deductible loans, called “crédito consignado”, a widely used Brazilian loan product where installments are automatically deducted from the borrower’s salary or social security benefits). The Group currently applies a single monitored macroeconomic scenario and periodically reassesses the need for multiple scenarios.

Governance

SICR thresholds are reviewed by the Model Committee and approved by the Executive Risk Committee. Risk models undergo internal independent validation and external validation.

Calculation of Allowance for Expected Credit Losses

The Group calculates Allowance for Expected Credit Losses based on expected cash shortfalls, discounted at present value. A cash shortfall is the difference between contractual cash flows and the cash flows that the entity expects to receive. Except for revolving credits card balances, the contractual term is the maximum period for which credit losses are determined, unless the Group has a legal right for settlement in advance.

The main elements involved in EL calculation, for which forward-looking information must be considered in the estimation, are:

▪	Probability of Default (PD): estimation of the probability that the counterparty of a financial instrument will default its obligations over the expected life (stage 2 and 3) or over a 12-month period (stage 1).
▪	Exposure at Default (EAD): is an estimate of the total exposure at the expected future default date. Consider the expected changes to the Financial Instrument after the reporting period, including payments of principal and interest, use of additional limits and interest in unrealized payments.
▪	Loss Given Default (LGD): estimates the loss in the event of a default occurring. It is based on the difference between the contractual cash flows due and the payments streams that the company expects to receive, including any existing collateral. It is usually expressed as a percentage of EAD.

The Group calculates the allowance based on the mechanisms described below:

▪	Stage 1: the PD for the 12 months following the reporting date is applied to EAD multiplied by the expected LGD. This calculated cash shortfall is then discounted at present value.
▪	Stage 2: like that used for Stage 1, but PD and LGD are estimated for the lifetime of the instrument.
▪	Stage 3: like that used for Stage 2, however the PD is assumed to be 100%.

Debt instruments measured at FVTOCI

The allowance for expected credit losses on debt instruments measured at fair value through other comprehensive income (FVTOCI) does not reduce the carrying amount of these assets in the statement of financial position, as they continue to be measured at fair value. Instead, the expected credit loss allowance is calculated as if the assets were measured at amortized cost and is recognized in other comprehensive income with a corresponding impact in profit or loss.

The accumulated balances recognized in OCI are transferred to the Income Statement at the time of derecognition of the assets.

Credit limits granted and not used

The Group grants Credit Card Limits and overdraft accounts to its Clients, where the Group has the unilateral right to cancel and/or reduce those limits upon notice. For such, the Group does not limit its EAD to the contractual limit but instead calculates the EL by the Group’s expectation of client behavior throughout the lifetime of its relationship with the Group and its probability of default. Based on experience, the period for which the Group calculates EL for these products is approximately 4 years.

For Credit Limits Granted and Not Used, the effective interest rate used to discount the Allowance for EL is based on the average effective interest rate that is expected to be charged over the estimated period of exposure, also considering that a part will be paid in full each month and, consequently, no interest will be charged.

Continuous assessment to identify when a significant increase in credit risk occurred for granted limits is done together and in a manner analogous to the evaluation of increased risk of the product underlying the limit (e.g. risk of exposure to credit assessment on credit card limits).

Expected losses for assets with low credit risk (low default portfolio "LDP")

For financial assets with low credit risk, it is not required to be assessed whether there has been a significant increase in credit risk since initial recognition. Thus, these operations will initially be assigned as Stage 1, and in case of evidence of default, will be automatically migrated to stage 3.

To determine whether the financial instrument has low credit risk, the Group uses their internal credit risk ratings or other methodologies consistent with definition of low credit risk. An independent (rating agencies) investment grade classification and assets with federal authorities are examples of financial instruments that can be considered as low credit risk.

(g)	Derivatives – Hedge Accounting Instruments

(i) Usage policy:

The Group contracts hedging instruments to eliminate or reduce risks associated with price fluctuations of certain variables, whose volatility could significantly impact on the Group’s financial position. The policy governing these operations defines the process for hedging cash flow risk and interest rate fluctuations, aiming to ensure adequate liquidity while adhering to the guidelines set forth in the Market Risk Management Regulation and IRRBB (Interest Rate Risk in the Banking Book), which refers to the risk of changes in interest rates affecting the value of a bank's assets and liabilities. The policy also ensures compliance with current risk exposure regulations. All hedge operations are evaluated and approved by the appropriate committee.

(ii) Risk management objectives and strategies:

The allocation of available resources of the Group aims to mitigate exposure to market risk and the possibility of losses resulting from fluctuations in the market values of positions held by a financial institution, as well as its financial margins, including the risks of transactions subject to exchange rate variation, interest rates, indices, stock prices and commodity prices.

(iii) Valuation and measurement criteria, methods, and assumptions used in determining the market value:

The market value of derivative financial instruments is determined based on market reference rates primarily disclosed by B3 S.A. – Brasil, Bolsa, Balcão. The assumptions used to calculate the market value of the hedged items are also based on the reference rates of the derivatives used as hedging instruments, as disclosed by B3.

Cash Flow Hedge

The Group participates in operations involving derivative financial instruments, (Cash Flow Hedges), which are intended to reduce its global exposure to risk, as well as to manage the risk exposure of its clients. The derivative financial instruments used are mainly those with high liquidity in the stocks and futures market (B3 S.A. – Brasil, Bolsa, Balcão).

Financial instruments classified in this category are intended to reduce exposure to future changes in inflation rates, which impact the Group's results. The effective portion of the valuations or devaluations of these instruments is recognized in other comprehensive income, net of tax effects, and is only transferred to income in two situations: (i) in case of ineffectiveness of the hedge; or (ii) in the realization of the hedged object. The ineffective portion of the respective hedge is recognized directly in profit or loss.

Fair Value Hedge

As of year-end 2024, the Group had two fair value hedge structures in place. The first hedging relationship covered portions of fixed-rate payroll loan contracts, with interest rate swap contracts as hedging instruments. The second hedging relationship involved a U.S. dollar funding transaction, for which the hedging instrument was also a swap contract.

As of December 31, 2025, the Bank had several hedge structures in place. The cash flow hedges covered post-fixed funding transactions indexed mainly to the CDI rate and to IPCA, with DI futures and swap contracts designated as hedging instruments. The fair value hedges covered portions of fixed-rate payroll loan contracts and foreign-currency funding, for which swap contracts were used as hedging instruments.

Both the hedged financial assets and the related derivative financial instruments are measured at fair value. Gains or losses arising from changes in the fair value of the derivatives are recognized in profit or loss. Simultaneously, any changes in the fair value of the hedged items attributable to the hedged risk are also recognized in profit or loss. Any hedge ineffectiveness is recognized in profit or loss as the difference between the change in fair value of the hedging instrument and the change in fair value of the hedged item attributable to the hedge risk.

3.2	Leases

Leases are recognized as a right-of-use asset and a corresponding lease liability on the date the leased asset becomes available for use by the Group, initially measured at present value.

Lease liabilities include the net present value of the following lease payments:

▪	Fixed lease payments (including in-substance fixed payments), less any lease incentives receivable.
▪	Variable lease payments depend on an index or rate.
▪	Amounts expected to be payable by the Group, under the residual value guarantees.
▪	The exercise price of purchase options if the Group is reasonably certain to exercise the options.
▪	Payments of penalties for terminating the lease if the lease term reflects the exercise of an option to terminate the lease.

Lease payments are discounted using the Group’s incremental borrowing rate, which is the rate that the Group would pay on a loan to obtain the funds necessary to acquire an asset of similar value, in a similar economic environment, under equivalent terms and conditions.

Right-of-use assets are measured at cost, according to the following items:

▪	The initial measurement amount of the lease liability.
▪	Any lease payments made on or before the commencement date, less any lease incentives received.
▪	Any initial direct costs.
▪	Restoration costs.

The Group’s property leases include extension options. These terms are used to maximize operational flexibility in terms of contract management. Extensions options that are probable to be exercised by the Group are considered in the lease term.

Finance costs are recognized in the Income Statement over the lease term using the Group’s incremental borrowing rate. The right-of-use asset is depreciated over the lease term on a straight-line basis.

Payments for short-term leases, defined as those with a lease term of 12 months or less, are recognized as an expense in profit or loss on a straight-line basis.

3.3	Intangible assets

Intangible assets represent identifiable non-monetary assets (separable from other assets), without physical substance, with finite or indefinite useful lives. Only assets whose cost can be reliably estimated and which the combined entities consider to be probable that will generate future economic benefits are recognized.

Intangible assets are initially recognized at purchase or incurred cost and are subsequently measured less any accumulated amortization and any impairment losses.

Intangible assets with finite useful lives are amortized over those useful lives using methods like those used to depreciate Property and Equipment. Amortization expenses are recognized as “Depreciation and amortization” in the Income Statement. The amortization period intangible assets with finite useful lives are reviewed at the end of each fiscal year.

Intangible assets are considered to have indefinite useful lives when, based on a review of all relevant factors, it is concluded that there is no foreseeable limit to the period for which an asset is expected to generate cash inflows for the Group.

Intangible assets with indefinite useful lives are not amortized, but rather at the end of each annual period, the entity reviews the remaining useful lives of the assets to determine whether they continue to be indefinite and, if this is not the case, the change should be accounted for prospectively.

At least at the end of each year, or when indicators arise, the Group assesses whether there is any indication that intangible assets might be impaired, i.e., whether the carrying amount of an asset exceeds its probable recoverable value. If an impairment loss is identified, the recoverable amount is written down until it reaches the asset’s realizable value (the higher of its fair value, less cost to sell and its value in use).

Internally generated intangible assets

When an internally generated intangible asset can be recognized, development expenditures are capitalized as Intangible Assets and amortized as “Cost of services” for POS software or as ‘Selling, General and Administrative expenses’ for other intangible assets, in the Combined Income Statements.

Other expenses with projects that are not subject to capitalization are also recognized as Selling, General and Administrative expenses when incurred.

3.4	Property and Equipment

Property and equipment are stated at historical cost less accumulated depreciation. Depreciation is computed using the straight-line method, based on annual rates, which consider the economic useful life of the assets. For the years ended December 31, 2025 2024 and 2023, depreciation of Property and Equipment was carried out as follows:

▪	Improvements and facilities: 10% to 20% per year.
▪	Furniture and fixtures: 10% per year.
▪	Equipment and IT equipment: 20% per year.
▪	Other tangible assets: 10% per year.

At the end of each year, the Group assesses its Property and Equipment for indications of impairment. If any such indications are identified, the assets are tested to determine whether their carrying amounts are fully recoverable.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in the Income Statement when control of the asset is transferred.

3.5	Provision for contingencies

A provision for contingencies is recognized when: (a) there is a present obligation because of a past event; (b) it is probable that an outflow of funds will be required to settle the obligation; and (c) the amount has been reliably estimated.

The likelihood of loss of judicial/administrative proceedings in which the Group is a party as a defendant is assessed by Management on the probable outcome of lawsuits on the reporting dates. In the case of a series of similar obligations, the likelihood that an outflow will be required to settle them is determined taking into consideration the class of obligations.

Contingent liabilities classified as possible losses are not recognized in the financial statements and are instead only disclosed in the explanatory notes.

Contingent liabilities classified as remote losses are neither recognized nor disclosed.

Contingent assets are not recognized in financial statements since they refer to results that might never be realized. However, when the realization of such gain is virtually certain, then the related asset is no longer a contingent asset, its recognition becomes appropriate. As of December 31, 2025, 2024 and 2023, the Group had no contingent assets.

3.6	Income taxes, social contribution and other taxes

The provision for Corporate Income Tax (IRPJ) is recognized at the statutory rate of 15% on taxable income, plus a 10% surtax on taxable income exceeding BRL 240,000 per year (BRL 20,000 per month). In addition to IRPJ, a Social Contribution on Net Profit (CSLL) is also due by our companies at a rate of 20% for Banco Agibank S.A., 15% for the subsidiary Agi Financeira S.A – Sociedade de Crédito, Financiamento e Investimento, and 9% for non-financial institution subsidiaries.Deferred tax assets (DTAs) and liabilities (DTLs) are recognized on temporary differences and tax loss carry forwards (IRPJ and CSLL). They are measured at the applicable rates mentioned above. DTAs are realized: (i) through the utilization and/or reversal of the corresponding temporary differences for which they were recognized; and (ii) in the case of tax loss carryforwards, to the extent that the realization of the related tax benefits against future taxable profits is considered probable. Current and deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities, and when current and deferred tax assets and liabilities relate to taxes levied by the same tax authority on the same taxable entity, with the intention to settle the balances on a net basis.

3.7	Revenues

Revenue from contracts with customers is recognized when control of the services is transferred to the client at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services in the ordinary course of the Group’s business.

Revenue is recognized to the extent that it is probable that economic benefits will be generated for the Group and when it can be reliably measured, regardless of when the payment is received. Revenue is measured based on the fair value of the consideration received.

On revenue earned from brokerage commissions, the Group acts as an agent and recognizes revenue at the net amount that is retained for these arrangements.